Principal Accounting Policies - Estimated useful lives of property and equipment (Details)	Dec. 31, 2024
Computers and equipment | Minimum
Property and Equipment
Estimated useful life	3 years
Computers and equipment | Maximum
Property and Equipment
Estimated useful life	5 years
Buildings | Minimum
Property and Equipment
Estimated useful life	16 years
Buildings | Maximum
Property and Equipment
Estimated useful life	20 years
Furniture and fixtures | Minimum
Property and Equipment
Estimated useful life	3 years
Furniture and fixtures | Maximum
Property and Equipment
Estimated useful life	5 years
Vehicles | Minimum
Property and Equipment
Estimated useful life	3 years
Vehicles | Maximum
Property and Equipment
Estimated useful life	5 years
Software | Minimum
Property and Equipment
Estimated useful life	1 year
Software | Maximum
Property and Equipment
Estimated useful life	5 years
Leasehold improvements | Minimum
Property and Equipment
Estimated useful life	1 year
Leasehold improvements | Maximum
Property and Equipment
Estimated useful life	9 years